                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05654

                           Morgan Stanley Income Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME TRUST
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2007 (UNAUDITED)

  PRINCIPAL
  AMOUNT IN                                                                        COUPON
  THOUSANDS                                                                         RATE       MATURITY DATE         VALUE
------------                                                                       ------   -------------------   -----------
               CORPORATE BONDS (70.5%)
               Advertising/Marketing Services (0.1%)
  $     55     Interpublic Group of Companies, Inc. (The)                            6.25%        11/15/14            $48,675
                                                                                                                  -----------
               Aerospace & Defense (0.4%)
       237     Systems 2001 Asset Trust - 144A** (Cayman Islands)                   6.664         09/15/13            244,461
                                                                                                                  -----------
               Air Freight/Couriers (0.4%)
       220     FedEx Corp.                                                           7.25         02/15/11            237,486
                                                                                                                  -----------
               Airlines (0.4%)
       224     America West Airlines, Inc. (Series 01-1)                             7.10         04/02/21            230,562
                                                                                                                  -----------
               Auto Parts: O.E.M. (0.2%)
       130     ArvinMeritor, Inc.(a)                                                 8.75         03/01/12            123,500
                                                                                                                  -----------
               Beverages: Alcoholic (1.4%)
        65     Anheuser - Busch Cos Inc.                                             5.50         01/15/18             65,431
       330     FBG Finance Ltd. - 144A** (Australia)                                5.125         06/15/15            322,589
       430     Miller Brewing Co. - 144A**                                           4.25         08/15/08            427,324
                                                                                                                  -----------
                                                                                                                      815,344
                                                                                                                  -----------
               Cable/Satellite TV (1.5%)
       270     Comcast Cable Communications, Inc.                                    6.75         01/30/11            282,880
        80     Comcast Cable Communications, Inc.                                   7.125         06/15/13             85,836
       230     Comcast Corp.                                                         6.50         01/15/15            241,123
       245     EchoStar DBS Corp.                                                   6.375         10/01/11            249,288
                                                                                                                  -----------
                                                                                                                      859,127
                                                                                                                  -----------
               Chemicals: Major Diversified (0.1%)
        70     E.I. Du Pont De Nemours                                               5.00         01/15/13             70,613
                                                                                                                  -----------
               Data Processing Services (0.2%)
       135     Fiserv Inc.                                                           6.80         11/20/17            137,287
                                                                                                                  -----------
               Department Stores (1.9%)
        80     JC Penne Corp., Inc.(a)                                               5.75         02/15/18             74,750

     1,045     May Department Stores Co.                                             5.95         11/01/08          1,046,570
                                                                                                                  -----------
                                                                                                                    1,121,320
                                                                                                                  -----------
               Drugstore Chains (0.8%)
        15     CVS Caremark Corp.                                                    5.75         06/01/17             15,114
       165     CVS Corp.                                                             5.75         08/15/11            169,771
       289     CVS Lease Pass Through - 144A**                                      6.036         12/10/28            295,972
                                                                                                                  -----------
                                                                                                                      480,857
                                                                                                                  -----------
               Electric Utilities (7.3%)
       400     Arizona Public Service Co.                                            5.80         06/30/14            406,677
        85     Carolina Power & Light                                                5.15         04/01/15             85,030
        90     CenterPoint Energy Resources, Corp.                                   6.25         02/01/37             87,834
        45     CenterPoint Energy Resources, Corp. (Series B)                       7.875         04/01/13             49,993
       310     Consumers Energy Co. (Series H)                                       4.80         02/17/09            309,321
       205     Detroit Edison Co. (The)                                             6.125         10/01/10            213,506
       340     Duquesne Light Co. (Series O)                                         6.70         04/15/12            367,341
       120     Enel Finance Internation - 144A **                                    5.70         01/15/13            122,440
       255     Entergy Gulf States, Inc.                                             3.60         06/01/08            252,636
       365     Entergy Gulf States, Inc.                                             5.98+        12/01/09            362,309
       200     Entergy Gulf States, Inc. - 144A**                                   6.474+        12/08/08            200,557
       230     Exelon Corp.                                                          6.75         05/01/11            241,054
        50     Florida Power Corp.                                                   5.80         09/15/17             52,534
       245     Ohio Edison Co.                                                       6.40         07/15/16            254,112
       290     Ohio Power Company (Series K)                                         6.00         06/01/16            296,905
       145     Pacific Gas & Electric Company                                       5.625         11/30/17            145,383
        60     Pacificorp                                                            6.25         10/15/37             62,212
        32     PSEG Energy Holdings Inc.                                            8.625         02/15/08             32,289
       100     Public Service Electric & Gas Co. (Series MTN B)                      5.00         01/01/13            100,027
       170     Texas Eastern Transmission                                            7.00         07/15/32            192,062
       130     Union Electric Co.                                                    6.40         06/15/17            138,158
       200     Virginia Electric Power                                               5.95         09/15/17            203,044
                                                                                                                  -----------
                                                                                                                    4,175,424
                                                                                                                  -----------
               Electrical Products (0.6%)
       340     Cooper Industries, Inc.                                               5.25         11/15/12            351,411
                                                                                                                  -----------
               Electronic Equipment/Instruments (0.2%)
       110     Xerox Corp.                                                           5.50         05/15/12            112,120
                                                                                                                  -----------
               Electronics/Appliances (0.5%)
       260     LG Electronics Inc. - 144A** (South Korea)                            5.00         06/17/10            259,604
                                                                                                                  -----------

               Environmental Services (0.4%)
       200     Waste Management, Inc.                                               6.875         05/15/09            206,157
                                                                                                                  -----------
               Finance/Rental/Leasing (3.7%)
       120     Capital One Financial Corp.                                           6.75         09/15/17            117,541
       270     Capmark Financial Group Inc. - 144A**                                5.875         05/10/12            209,485
       115     Capmark Financial Group Inc. - 144A**                                 6.30         05/10/17             79,385
       250     CIT Group, Inc.                                                       5.65         02/13/17            217,569
       325     Countrywide Home Loans, Inc. (Series L) (a)                           3.25         05/21/08            289,435
       475     Nationwide Building Society - 144A** (United Kingdom)                 4.25         02/01/10            474,937
                                                                                                                  -----------
                                                                                                                    1,388,352
                                                                                                                  -----------
               Financial Conglomerates (1.0%)
        75     Brookfield Asset Management Inc. (Canada)                             5.80         04/25/17             77,780
       240     Citigroup Inc.                                                        5.25         02/27/12            241,915
       225     Citigroup Inc.                                                       5.875         05/29/37            210,124
        50     Prudential Financial Inc.                                            6.625         12/01/37             49,741
                                                                                                                  -----------
                                                                                                                      579,560
                                                                                                                  -----------
               Food Retail (0.5%)
       185     Delhaize America, Inc.                                                9.00         04/15/31            220,719
        80     Kroger Co. (The)                                                      6.40         08/15/17             84,576
                                                                                                                  -----------
                                                                                                                      305,295
                                                                                                                  -----------
               Food: Major Diversified (1.0%)
       125     ConAgra Foods, Inc.                                                   7.00         10/01/28            134,223
       130     ConAgra Foods, Inc.                                                   8.25         09/15/30            155,334
       100     Kellogg Co.                                                          5.125         12/03/12            100,869
       195     Kraft Foods Inc.                                                      6.00         02/11/13            202,321
                                                                                                                  -----------
                                                                                                                      592,747
                                                                                                                  -----------
               Food: Meat/Fish/Dairy (0.3%)
        40     Pilgrim's Pride Corp.                                                7.625         05/01/15             39,400
       105     Smithfield Foods, Inc. (Series B)                                     8.00         10/15/09            107,100
                                                                                                                  -----------
                                                                                                                      146,500
                                                                                                                  -----------
               Gas Distributors (0.8%)
        85     DCP Midstream LLC                                                     6.75         09/15/37             87,966
       370     NiSource Finance Corp.                                               6.064+        11/23/09            366,155
       100     NiSource Finance Corp.                                               7.875         11/15/10            108,882
                                                                                                                  -----------
                                                                                                                      563,003
                                                                                                                  -----------
               Home Building (0.1%)
        40     Pulte Homes, Inc.                                                    6.375         05/15/33             30,870
                                                                                                                  -----------
               Home Improvement Chains (0.8%)
       445     Home Depot Inc.                                                      5.819         12/16/09            437,959
                                                                                                                  -----------

               Industrial Conglomerates (2.2%)
     1,275     General Electric Co.                                                  5.25         12/06/17          1,265,694
                                                                                                                  -----------
               Insurance Brokers/Services (1.5%)
       360     Catlin Insurance Co., Ltd. - 144A** (Bahamas)                        7.249+           ##               339,542
       485     Farmers Exchange Capital - 144A**                                     7.05         07/15/28            497,699
                                                                                                                  -----------
                                                                                                                      837,241
                                                                                                                  -----------
               Integrated Oil (0.4%)
       190     Amerada Hess Corp.                                                    6.65         08/15/11            202,198
       205     Petro-Canada (Canada)                                                 5.95         05/15/35            201,374
                                                                                                                  -----------
                                                                                                                      403,572
                                                                                                                  -----------
               Investment Banks/Brokers (1.5%)
       160     Bear Stearns Co. Inc.                                                 6.40         10/02/17            156,654
        25     Bear Stearns Companies Inc. (The)                                     5.55         01/22/17             22,744
       505     Goldman Sachs Group Inc.                                              6.75+            #               497,609
       520     Lehman Brothers Holdings, Inc.                                       6.875         07/17/37            506,726
                                                                                                                  -----------
                                                                                                                    1,183,733
                                                                                                                  -----------
               Major Banks (4.6%)
       200     Bank of America Corp.                                                4.875         09/15/12            201,116
       575     Bank of America Corp.                                                 5.75         12/01/17            576,070
       100     Barclays Bank PLC - 144A**                                            6.05         12/04/17             99,777
       485     HSBC Finance Corp.                                                    6.75         05/15/11            507,244
       685     Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)              5.143+        10/24/08            683,435
       630     Wachovia Capital Trust III                                            5.80+           ++               606,520
                                                                                                                  -----------
                                                                                                                    2,473,046
                                                                                                                  -----------
               Major Telecommunications (5.1%)
       565     AT&T Corp.                                                            8.00+        11/15/31            696,475
       150     Deutsche Telekom International Finance BV (Netherlands)               8.00+        06/15/10            160,599
       295     France Telecom S.A. (France)                                          8.50+        03/01/31            392,075
       300     SBC Communications, Inc.                                              6.15         09/15/34            301,420
       305     Sprint Capital Corp.                                                  8.75         03/15/32            332,294
       255     Telecom Italia Capital SA (Luxembourg)                                4.00         11/15/08            250,869
       215     Telecom Italia Capital SA (Luxembourg)                                4.00         01/15/10            211,708
       330     Telefonica Europe BV (Netherlands)                                    8.25         09/15/30            408,015
       165     Verizon Global Funding Corp.                                          7.25         12/01/10            177,132
                                                                                                                  -----------
                                                                                                                    2,930,587
                                                                                                                  -----------
               Managed Health Care (0.1%)
        55     WellPoint, Inc.                                                       4.25         12/15/09             54,366
                                                                                                                  -----------
               Media Conglomerates (1.8%)
       130     News America Inc.-144A Priv Plc                                       6.65         11/15/37            132,804

       350     Time Warner, Inc.                                                     5.73+        11/13/09            347,359
       240     Time Warner, Inc.                                                    5.875         11/15/16            235,452
       295     Viacom, Inc.                                                         6.875         04/30/36            293,224
                                                                                                                  -----------
                                                                                                                    1,008,839
                                                                                                                  -----------
               Medical Specialties (0.7%)
       405     Hospira, Inc.                                                        5.678+        03/30/10            402,132
                                                                                                                  -----------
               Motor Vehicles (0.6%)
       285     DaimlerChrysler North American Holdings Co.                           8.50         01/18/31            365,551
                                                                                                                  -----------
               Multi-Line Insurance (1.7%)
       450     AIG SunAmerica Global Financing VI - 144A**                           6.30         05/10/11            470,462
       485     American General Finance Corp. (Series MTN H)                        4.625         09/01/10            482,649
                                                                                                                  -----------
                                                                                                                      953,111
                                                                                                                  -----------
               Oil & Gas Pipelines (2.1%)
       190     Colorado Interstate Gas Co.                                           6.80         11/15/15            202,058
       165     Enterprise Products Operating L.P. (Series B)                         5.60         10/15/14            167,119
       320     Kinder Morgan Finance Co. (Canada)                                    5.70         01/05/16            287,702
       125     Kinder Morgan Energy Partners, L.P.                                   5.85         09/15/12            128,090
       290     Plains All American Pipeline LP/PAA Finance Corp.                     6.70         05/15/36            307,841
       140     Trans-Canada Pipelines                                                6.20         10/15/37            143,206
       115     Transcontinental Gas Pipe Line Corp. (Series B)                      8.875         07/15/12            131,963
                                                                                                                  -----------
                                                                                                                    1,367,979
                                                                                                                  -----------
               Oil & Gas Production (0.9%)
       115     Anadarko Finance Co. - 144A**                                         6.75         05/01/11            123,254
       120     Chesapeake Energy Corp.                                              7.625         07/15/13            124,500
       230     Devon Financing Corp.                                                6.875         09/30/11            247,716
       160     Encana Corp.                                                          6.50         02/01/38            163,776
                                                                                                                  -----------
                                                                                                                      659,246
                                                                                                                  -----------
               Oil Refining/Marketing (0.3%)
       160     Valero Energy Corp.                                                   3.50         04/01/09            157,965
                                                                                                                  -----------
               Other Metals/Minerals (0.7%)
       385     Brascan Corp. (Canada)                                               7.125         06/15/12            423,661
                                                                                                                  -----------
               Property - Casualty Insurers (2.4%)
       645     Mantis Reef Ltd. - 144A** (Cayman Islands)                           4.692         11/14/08            647,683
       205     Platinum Underwriters Finance Inc. (Series B)                         7.50         06/01/17            226,610
       510     Xlliac Global Funding - 144A**                                        4.80         08/10/10            513,372
                                                                                                                  -----------
                                                                                                                    1,387,665
                                                                                                                  -----------
               Railroads (1.2%)

       235     Burlington Santa Fe Corp.                                            6.125         03/15/09            238,614
       250     Union Pacific Corp.                                                   5.45         01/31/13            253,864
       200     Union Pacific Corp.                                                  6.625         02/01/08            200,313
                                                                                                                  -----------
                                                                                                                      692,791
                                                                                                                  -----------
               Real Estate Development (0.8%)
       263     World Financial Properties - 144A**                                   6.91         09/01/13            268,437
       194     World Financial Properties - 144A**                                   6.95         09/01/13            198,570
                                                                                                                  -----------
                                                                                                                      467,007
                                                                                                                  -----------
               Real Estate Investment Trusts (0.7%)
       455     iStar Financial Inc.                                                 6.074+        03/09/10            406,588
                                                                                                                  -----------
               Restaurants (0.4%)
       230     Tricon Global Restaurants, Inc.                                      8.875         04/15/11            254,415
                                                                                                                  -----------
               Savings Banks (2.1%)
        70     Household Finance Corp.                                              4.125         11/16/09             69,082
       170     Household Finance Corp.                                               8.00         07/15/10            182,567
       600     Sovereign Bancorp, Inc.                                               5.44+        03/23/10            595,312
       250     Washington Mutual Bank                                                5.50         01/15/13            213,803
       300     Washington Mutual Preferred Funding II                               6.665+            #               171,247
                                                                                                                  -----------
                                                                                                                    1,232,011
                                                                                                                  -----------
               Tobacco (0.2%)
       105     Reynolds American Inc.                                                6.50         07/15/10            109,552
                                                                                                                  -----------
               TOTAL CORPORATE BONDS
                 (Cost $33,293,458)                                                                                32,554,986
                                                                                                                  -----------
               U.S. GOVERNMENT OBLIGATIONS (A) (9.7%)
       675     U.S. Treasury Bond (a)                                                4.50         02/15/36            684,598
     2,000     U.S. Treasury Note                                                    3.50         08/15/09          2,013,908
     1,300     U.S. Treasury Note (a)                                                5.75         08/15/10          1,389,071
       400     U.S. Treasury Note (a)                                                6.50         02/15/10            428,969
                                                                                                                  -----------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (Cost $4,386,935)                                                                                 4,516,546
                                                                                                                  -----------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (9.1%)
       200     Banc of America Commercial Mortgage Inc. 2007-2 A4                   5.867         04/10/49            203,734
       250     Banc of America Commercial Mortgage Inc. 2007-3 A4                   5.838         06/10/49            253,709
       250     Bear Stearns Commercial Mortgage Securities Inc. 2007-PW16 A4        5.902         06/11/40            255,365
       250     Citigroup Commercial Mortgage Trust 2007-C6 A4                       5.888         06/10/17            255,188

       400     Commercial Mortgage Pass-Through Certificate 2007-C9 A4               6.01         12/10/49            411,525
       375     GS Mortgage Securities Corporation II 2007-GG10 A4                   5.799         08/10/45            385,037
       300     Greenwich Capital Commercial Funding Corp. 2007-GG9 A4               5.444         03/10/39            299,460
       125     JP Morgan Chase Commercial Mortgage Securities 2007-CB18 A4           5.44         06/12/47            124,532
       200     JP Morgan Chase Commercial Mortgage Securities 2007-CB19 Class A4    5.747         02/12/49            204,203
       275     JP Morgan Chase Commercial Mortgage Securities 2007-LD11 A4          6.007         06/15/49            282,491
       200     LB Commercial Conduit Mortgage Trust                                 6.134         07/15/44            207,645
       125     LB-UBS Commercial Mortgage Trust 2007-C2 A3                           5.43         02/15/40            124,590
       200     LB-UBS Commercial Mortgage Trust 2007-C6                             5.858         07/15/40            205,330
       300     Wachovia Bank Commercial Mortgage Trust 2007-C30 A5                  5.342         12/15/43            296,772
       400     Wachovia Bank Commercial Mortgage Trust 2007-C32 A3                  5.741         06/15/49            407,671
       300     Wachovia Bank Commercial Mortgage Trust 2007-C33 A4                   6.10         02/15/51            310,985
                                                                                                                  -----------
               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                  (Cost$4,081,594)                                                                                  4,228,237
                                                                                                                  -----------
               ASSET-BACKED SECURITIES (5.1%)
       150     Capital One Multi-Asset Execution Ser 2007-A7, CLS A7                 5.75         07/15/20            155,731
       200     Chase Issuance Trust - 2007-A17 A                                     5.12         10/15/14            204,932
        16     CIT Equipment Collateral 2004-EF1 A3                                  3.50         09/20/08             15,840
       225     Citibank Credit Card Issuance Trust 2007-A8 Class A8                  5.65         09/20/19            233,229
       175     Discover Card Master Trust - 2007-A1                                  5.65         03/16/20            180,215
         5     Ford Credit Auto Owner Trust 2005-B A3                                4.17         01/15/09              5,033
       400     Ford Credit Auto Owner Trust 2007-A A3A                               5.40         08/15/11            405,953
       375     GS Auto Loan Trust 2007-1 A3                                          5.39         12/15/11            379,308
       290     Harley-Davidson Motorcycle Trust 2004-2 A2                            3.56         02/15/12            287,594
       500     TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2               4.81         11/17/14            507,205
                                                                                                                  -----------
               TOTAL ASSET-BACKED SECURITIES
                  (Cost $2,333,494)                                                                                 2,375,040
                                                                                                                  -----------
               COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%)
       145     American Home Mortgage Assets 2007-5 A3                              5.089+        06/25/47            128,305
       149     Countrywide Alternative Loan Trust - 2005-51 B1                       5.74+        11/20/35             98,121
        75     Countrywide Alternative Loan Trust - 2005-81                         5.489+        02/25/37             67,766
        75     Countrywide Alternative Loan Trust 2006-0A16 M4                      5.309+        10/25/46             37,500
        75     Harborview Mortgage Loan Trust 2006-8 B4                             5.318+        08/21/36             39,750
       125     Mastr Adjustable Rate Mortgages Trust 2007-3                         5.639+        05/25/47             71,875
       125     Lehman XS Trust 2007-4N M4                                           5.789+        03/25/47             93,387
        75     Luminent Mortgage Trust 2006-5 B1                                    5.233+        07/25/36             60,690
                                                                                                                  -----------
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost $660,235)                                                                                     597,394
                                                                                                                  -----------

               FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
  MXN2,555     Mexican Fixed Rate Bonds (Series M20)                                 9.50         12/18/14            254,387
  $     92     Republic of Argentina (Argentina)                                     8.28         12/31/33             87,848
                                                                                                                  -----------
               TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                  (Cost $333,554)                                                                                     342,235
                                                                                                                  -----------
               U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES (0.1%)
        14     Federal Home Loan Mortgage Corp.                                      7.50         09/01/30             15,178
        20     Federal National Mortgage Association                                 7.50   01/01/29 - 04/01/32        21,148
                                                                                                                  -----------
               TOTAL U.S. GOVERNMENT AGENCIES - MORTGAGE-BACKED SECURITIES
                  (Cost $20,855)                                                                                       36,326
                                                                                                                  -----------

  NUMBER OF
   SHARES
------------
               PREFFERED STOCK (0.1%)
         2     Freddie Mac (Series Z)
                  (Cost $50,625)                                                                                       51,638
                                                                                                                  -----------

  NUMBER OF
SHARES (000)
------------
               SHORT-TERM INVESTMENTS (9.8%)
               INVESTMENT COMPANY (b) (2.8%)
     1,299     Morgan Stanley Institutional Liquidity Money
                  Money Market Portfolio  - Institutional Class
                  (Cost $1,299,368)                                                                                 1,299,368
                                                                                                                  -----------

 PRINCIPAL
  AMOUNT IN                                                                        COUPON
  THOUSANDS    U.S. GOVERNMENT OBLIGATIONS (f) (0.3%)                               RATE       MATURITY DATE
------------                                                                       ------   -------------------
               U.S. Treasury Bills*
  $     10     .................................................................     3.20         01/11/08              9,964
        10     .................................................................     4.55         01/11/08              9,949
        25     .................................................................    4.735         01/11/08             24,868
       100     .................................................................    4.845         01/11/08             99,462
                                                                                                                  -----------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (Cost $144,243)                                                                                     144,243
                                                                                                                  -----------
               SECURITY PURCHASED FROM SECURITIES LENDING COLLATERAL (6.7%)

     3,105     The Bank of New York Institutional Cash Reserve Fund
                  (Cost $3,105,078)                                                                                 3,105,078
                                                                                                                  -----------
               TOTAL SHORT-TERM INVESTMENTS
                  (Cost $4,548,689)                                                                                 4,548,689
                                                                                                                  -----------
               TOTAL INVESTMENTS
                  (Cost $49,724,445) (c)(d)                                                               100.6%   49,251,091
               LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (0.6)   (2,764,272)
                                                                                                         ------   -----------
               NET ASSETS                                                                                100.0%   $46,486,819
                                                                                                         ======   ===========

----------
MTN  Medium Term Note.

MXN  Mexican New Peso.

* A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $109,940.

**   Resale is restricted to qualified institutional investors.

+ Floating rate security, rate shown is the rate in effect at November 30, 2007.

++ Securities represent beneficial interest in trust. The corresponding assets of the trusts are Junior Subordinated notes notes due 2042 and a stock purchase contract to purchase preferred stock on or about March 15, 2011 for Wachovia Capital Trust III. Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is redeemed.

#    Security issued with perpetual maturity.

##   Foreign issued security with perpetual maturity.

(a) As of November 30, 2007 all or a portion of this security with a total value of $3,031,730 was on loan and secured by collateral of $3,105,078 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(b) The Fund invests in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio. Income distributions earned by the Fund totaled $19,690 for the period ended November 30, 2007.

(c) Securities have been designated as collateral in an amount equal to $23,209,843 in connection with open futures contracts and open credit default swap contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(f) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2007:

                                                                           UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY      UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT         MONTH AND YEAR          AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ---------------------------   ---------------   --------------
   39          Long      U.S.Treasury Notes 5 Year,      $ 4,294,266       $ 21,892
                            March 2008
   16          Long      U.S.Treasury Notes 2 Year,        3,361,750           (688)
                            March 2008
   63          Short     U.S.Treasury Bonds 20 Year,      (7,382,813)       (42,715)
                            March 2008
   64          Short     U.S.Treasury Notes 10 Year,      (7,245,000)       (44,658)
                            March 2008
                                                                           --------
   Net Unrealized Depreciation............................................ $(66,169)
                                                                           ========

INTEREST RATE SWAP CONTRACTS OPEN AT NOVEMBER 30, 2007:

                               NOTIONAL       PAYMENTS             PAYMENTS
                                AMOUNT        RECEIVED               MADE              TERMINATION      UNREALIZED
        COUNTERPARTY            (000'S)        BY FUND             BY FUND #              DATE         APPRECIATION
----------------------------   --------   -----------------   -------------------   ----------------   ------------
Deutsche Bank AG, New York      $9,975     Fixed Rate 5.388%   Floating Rate 5.03%      May 25, 2017     $ 622,340
JPMorgan Chase N.A. New York     1,250     Fixed Rate 5.448   Floating Rate 5.506       May 29, 2017        83,575
JPMorgan Chase N.A. New York     4,700     Fixed Rate 5.454   Floating Rate 5.621       June 4, 2017       315,088
Citibank N.A. New York           1,300     Fixed Rate 5.274   Floating Rate 5.083   October 25, 2037        66,300
                                                                                                        ----------
   Total Unrealized Appreciation....................................................................    $1,087,303
                                                                                                        ==========

----------
# Floating Rate represents USD-3 Months LIBOR

CREDIT DEFAULT SWAP CONTRACTS OPEN AT NOVEMBER 30, 2007:

                                              NOTIONAL                                     UNREALIZED
SWAP COUNTERPARTY &               BUY/SELL     AMOUNT    INTEREST       TERMINATION       APPRECIATION
REFERENCE OBLIGATION             PROTECTION   (000'S)      RATE             DATE         (DEPRECIATION)
------------------------------   ----------   --------   --------   ------------------   -------------
Goldman Sachs International
   Dow Jones CDX.NA.IG.HVOL.7        Buy        1,000       0.75%    December 20, 2011      $ 40,088
Goldman Sachs International
Hartford Financial Services
   Group, Inc.                       Buy          550       0.12     December 20, 2011         5,292
Goldman Sachs International
   Motorola, Inc.                    Buy          180       0.15     December 20, 2011         2,139
Goldman Sachs International
   Motorola, Inc.                    Buy          360      0.157     December 20, 2011         4,184
Goldman Sachs International
   Union Pacific Corp.               Buy          265       0.20     December 20, 2011           792
Citibank, N.A., New York
   Covidien Ltd.                     Buy          103       0.43        March 20, 2012          (573)
Citibank, N.A., New York
   Covidien Ltd.                     Buy           53       0.43        March 20, 2012          (296)
Citibank, N.A., New York
   Tyco Electronics Ltd.             Buy          103       0.43        March 20, 2012           (80)
Citibank, N.A., New York
   Tyco Electronics Ltd.             Buy           53       0.43        March 20, 2012           (41)
Citibank, N.A., New York
   Tyco International Ltd.           Buy          103       0.43        March 20, 2012           (80)
Citibank, N.A., New York
   Tyco International Ltd.           Buy           53       0.43        March 20, 2012           (41)

Goldman Sachs International
   Chubb Corp.                     Buy          510       0.10        March 20, 2012         4,120
Goldman Sachs International
   Dell Inc.                       Buy          255       0.22        March 20, 2012           666
Goldman Sachs International
   Gap, Inc.                       Buy          300       1.19        March 20, 2012        (2,967)
Bank of America, N.A.
   Centurytel, Inc.                Buy          120       0.88    September 20, 2017           140
Barclays Capital
   FHLM                            Sell         120       0.60     December 20, 2017         1,708
Barclays Capital
   FNMA                            Sell         120       0.61     December 20, 2017         1,980
                                                                                          --------
Net Unrealized Appreciation                                                               $ 57,031
                                                                                          ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 17, 2008


                                       3